Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PERMANENT PORTFOLIO FAMILY OF FUNDS INC
Prospectus Date	rr_ProspectusDate	Jun. 01, 2015
Document Creation Date	dei_DocumentCreationDate	Jan. 22, 2016